Reward Card Program Liability (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reward Card Program Liability [Abstract]
Total deposits	$ 10,043,878	$ 43,878	$ 173,270